UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04997

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds V

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2018

Item 1. Schedule of Investments.

Schedule of investments
Delaware Wealth Builder Fund	February 28, 2018 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 58.19%
Consumer Discretionary – 5.61%
Aramark	1,045	$43,587
Bayerische Motoren Werke	27,534	2,892,857
BorgWarner	905	44,417
Casey’s General Stores	255	28,639
Cie Generale des Etablissements Michelin	14,519	2,231,638
Cinemark Holdings	570	24,259
Comcast Class A	1,505	54,496
Ford Motor	497,210	5,275,398
Home Depot	455	82,933
Kering	5,822	2,732,086
Lowe’s	2,200	197,098
NIKE Class B	825	55,300
Nitori Holdings	8,228	1,380,783
Publicis Groupe	15,172	1,141,072
Starbucks	925	52,817
Target	72,500	5,467,225
Techtronic Industries	557,000	3,494,640
Toyota Motor	67,286	4,533,941
Tractor Supply	370	24,024
Valeo	32,312	2,089,550
Walt Disney	750	77,370
Whirlpool	18,500	3,004,955
Yue Yuen Industrial Holdings	991,500	4,244,272
		39,173,357
Consumer Staples – 5.46%
Archer-Daniels-Midland	79,300	3,292,536
British American Tobacco ADR	66,384	3,920,639
Carlsberg Class B	24,856	3,038,999
Coca-Cola Amatil	51,770	350,134
CVS Health	46,500	3,149,445
General Mills	475	24,011
Imperial Brands	59,838	2,148,384
Japan Tobacco	88,400	2,508,538
Kimberly-Clark	55,400	6,144,968
Kraft Heinz	45,200	3,030,660
Matsumotokiyoshi Holdings	24,100	1,013,779
Mondelez International	76,900	3,375,910
PepsiCo	355	38,954
Pinnacle Foods	480	25,901
Procter & Gamble	77,800	6,108,856
		38,171,714

NQ-129 [2/18] 4/18 (462877)     1

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Diversified REITs – 0.04%
American Tower	595	$82,901
Cousins Properties	4,025	33,569
EPR Properties	925	53,308
Lexington Realty Trust	3,175	25,273
PS Business Parks	650	72,059
Vornado Realty Trust	625	41,544
		308,654
Energy – 5.79%
Chevron	37,935	4,245,685
ConocoPhillips	64,700	3,513,857
EOG Resources	595	60,345
Halliburton	5,635	261,577
Marathon Oil	12,632	183,417
Occidental Petroleum	104,375	6,847,000
Pioneer Natural Resources	295	50,218
Royal Dutch Shell ADR	96,300	6,180,534
Suncor Energy	60,800	2,001,396
Targa Resources	94,500	4,219,425
TOTAL	48,358	2,750,544
TOTAL ADR	108,900	6,173,541
Williams	143,200	3,975,232
		40,462,771
Financials – 8.46%
Aflac	870	77,326
Allstate	1,800	166,068
Arthur J Gallagher & Co.	91,900	6,351,209
AXA	122,974	3,851,431
Banco Espirito Santo =†	105,000	0
Bank of New York Mellon	3,400	193,902
Bank Rakyat Indonesia Persero	9,909,890	2,724,616
BB&T	120,100	6,527,435
BlackRock	135	74,173
Capital One Financial	540	52,882
Comerica	585	56,874
East West Bancorp	600	39,330
ING Groep	193,461	3,394,851
Intercontinental Exchange	2,417	176,634
Invesco	1,605	52,227
JPMorgan Chase & Co.	74,580	8,613,990
KeyCorp	2,975	62,862
Marsh & McLennan	2,200	182,644
MGIC Investment †	5,885	81,154

2     NQ-129 [2/18] 4/18 (462877)

(Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Financials (continued)
Mitsubishi UFJ Financial Group	712,714	$5,020,105
Nordea Bank	334,155	3,791,905
Prudential Financial	50,180	5,335,138
Raymond James Financial	480	44,501
Reinsurance Group of America	170	26,144
Standard Chartered †	278,693	3,089,876
State Street	465	49,360
Travelers	265	36,835
UniCredit †	128,256	2,704,878
US Bancorp	865	47,021
Validus Holdings	430	29,085
Wells Fargo & Co.	106,900	6,244,029
		59,098,485
Healthcare – 8.74%
Abbott Laboratories	59,430	3,585,412
AbbVie	44,920	5,203,084
Amgen	17,900	3,289,483
AstraZeneca ADR	181,500	6,023,985
Brookdale Senior Living †	1,596,225	10,423,349
Cardinal Health	64,900	4,491,729
Cigna	285	55,829
Eli Lilly & Co.	480	36,970
Johnson & Johnson	36,085	4,686,720
Koninklijke Philips	95,301	3,632,009
Merck & Co.	117,285	6,359,193
Novartis	42,185	3,519,150
Pfizer	209,676	7,613,335
Quest Diagnostics	1,900	195,795
Sanofi	21,034	1,660,632
Shire	4,172	177,807
Thermo Fisher Scientific	270	56,317
West Pharmaceutical Services	255	22,241
		61,033,040
Healthcare REITs – 0.47%
Assura	2,470,245	1,965,654
HCP	25,300	547,492
Healthcare Realty Trust	20,225	536,974
Healthcare Trust of America Class A	2,137	53,104
LTC Properties	1,350	49,883
Sabra Health Care REIT	1,725	29,118
Ventas	800	38,656

NQ-129 [2/18] 4/18 (462877)     3

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Healthcare REITs (continued)
Welltower	800	$42,000
		3,262,881
Hotel REITs – 0.69%
Host Hotels & Resorts	5,260	97,626
LaSalle Hotel Properties	2,745	67,335
MGM Growth Properties	142,300	3,735,375
Pebblebrook Hotel Trust	2,345	79,753
RLJ Lodging Trust	1,675	33,182
Sunstone Hotel Investors	58,000	836,940
		4,850,211
Industrial REITs – 0.06%
DCT Industrial Trust	1,619	89,612
EastGroup Properties	360	29,171
First Industrial Realty Trust	4,250	119,127
Gramercy Property Trust	1,683	36,437
Liberty Property Trust	1,500	58,890
Prologis	1,325	80,401
		413,638
Industrials – 6.57%
ABB ADR	182,300	4,428,067
Deutsche Post	91,498	4,174,253
East Japan Railway	35,749	3,353,685
Eaton	445	35,911
Honeywell International	255	38,533
Ingersoll-Rand	255	22,644
ITOCHU	263,862	5,072,103
Leonardo	81,678	874,333
Lockheed Martin	12,420	4,377,305
Meggitt	332,857	2,062,952
MINEBEA MITSUMI	118,600	2,682,502
Nielsen Holdings	2,185	71,296
Northrop Grumman	600	210,024
Oshkosh	335	26,441
Parker-Hannifin	350	62,465
Raytheon	1,000	217,510
Rexel	70,513	1,238,422
Rockwell Automation	85	15,368
Rockwell Collins	255	35,119
Southwest Airlines	405	23,425
Teleperformance	19,935	2,838,860
Union Pacific	580	75,545
United Technologies	24,870	3,350,984

4      NQ-129 [2/18] 4/18 (462877)

(Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Industrials (continued)
Vinci	39,975	$3,947,141
Waste Management	76,300	6,586,216
WestRock	748	49,188
		45,870,292
Information Technology – 5.79%
Accenture Class A	350	56,353
Analog Devices	300	27,045
Apple	950	169,214
Broadcom	265	65,312
CA	185,438	6,508,874
Canon ADR	85,000	3,240,200
Cisco Systems	152,215	6,816,188
Intel	132,705	6,541,029
International Business Machines	58,500	9,116,055
Microsoft	31,510	2,954,693
Oracle	3,900	197,613
Playtech	217,939	2,337,588
Samsung Electronics	1,091	2,370,818
SS&C Technologies Holdings	725	35,902
		40,436,884
Information Technology REIT – 0.52%
Crown Castle International	33,200	3,653,992
		3,653,992
Mall REITs – 0.49%
GGP	75,400	1,596,218
Macerich	750	44,205
Simon Property Group	11,188	1,717,470
Tanger Factory Outlet Centers	1,500	33,480
Taubman Centers	725	42,383
		3,433,756
Manufactured Housing REITs – 0.10%
Equity LifeStyle Properties	1,125	95,186
Sun Communities	7,000	612,920
		708,106
Materials – 1.27%
Alamos Gold	7,180	36,482
DowDuPont	91,361	6,422,678
Eastman Chemical	625	63,175
Rio Tinto	43,139	2,312,456
Yamana Gold	9,748	28,335
		8,863,126

NQ-129 [2/18] 4/18 (462877)     5

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Multifamily REITs – 1.30%
American Homes 4 Rent	58,490	$1,122,423
Apartment Investment & Management	1,500	57,990
AvalonBay Communities	350	54,607
Equity Residential	118,810	6,680,686
Essex Property Trust	225	50,362
Gecina	5,645	988,596
Mid-America Apartment Communities	698	59,902
UDR	1,675	56,313
		9,070,879
Office REITs – 0.74%
Boston Properties	575	68,350
Brandywine Realty Trust	83,200	1,302,912
Columbia Property Trust	67,600	1,408,108
Douglas Emmett	1,750	62,563
Easterly Government Properties	113,300	2,157,232
Empire State Realty Trust	725	12,223
Highwoods Properties	1,325	56,988
JBG SMITH Properties	300	9,795
Kilroy Realty	825	56,183
SL Green Realty	500	48,460
		5,182,814
Real Estate Operating/Development – 0.40%
Etalon Group GDR 144A #	6,500	19,273
Grainger	581,131	2,180,968
Sun Hung Kai Properties	34,000	564,025
		2,764,266
Self-Storage REITs – 0.20%
Extra Space Storage	1,000	85,050
Life Storage	300	23,568
National Storage Affiliates Trust	48,200	1,182,346
Public Storage	450	87,498
		1,378,462
Shopping Center REITs – 1.10%
Brixmor Property Group	147,905	2,298,444
DDR	2,875	22,425
Federal Realty Investment Trust	475	54,121
Kimco Realty	42,250	632,060
Kite Realty Group Trust	2,400	36,336
Ramco-Gershenson Properties Trust	6,310	74,332
Regency Centers	1,907	110,816

6      NQ-129 [2/18] 4/18 (462877)

(Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Shopping Center REITs (continued)
Retail Properties of America	231,300	$2,766,348
Urban Edge Properties	77,825	1,679,463
		7,674,345
Single Tenant REITs – 0.14%
National Retail Properties	1,500	55,860
Spirit Realty Capital	4,425	34,515
STORE Capital	37,200	886,848
		977,223
Specialty REITs – 0.36%
Invitation Homes	61,500	1,337,625
Safety Income & Growth	68,800	1,198,496
		2,536,121
Telecommunication Services – 2.87%
AT&T	210,605	7,644,961
Century Communications =†	1,625,000	0
Mobile TeleSystems ADR	83,496	998,612
Nippon Telegraph & Telephone	64,286	2,985,867
Tele2 Class B	100,596	1,189,803
Verizon Communications	150,900	7,203,966
		20,023,209
Utilities – 1.02%
Edison International	45,400	2,750,786
National Grid	34,127	345,380
National Grid ADR	78,508	4,050,228
		7,146,394
Total Common Stock (cost $384,901,872)		406,494,620

Convertible Preferred Stock – 1.95%
A Schulman 6.00% exercise price $52.33 Ψ	2,140	2,223,460
AMG Capital Trust II 5.15% exercise price $200.00,
maturity date 10/15/37	43,948	2,761,029
Bank of America 7.25% exercise price $50.00 Ψ	1,873	2,396,560
El Paso Energy Capital Trust I 4.75% exercise price
$50.00, maturity date 3/31/28	49,900	2,375,774
Wells Fargo & Co. 7.50% exercise price $156.71 Ψ	1,989	2,535,975
Welltower 6.50% exercise price $57.42 Ψ	24,738	1,348,221
Total Convertible Preferred Stock (cost $12,902,940)		13,641,019

NQ-129 [2/18] 4/18 (462877)     7

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)

	Number of shares	Value (US $)
Exchange-Traded Funds – 1.36%
ProShares Short High Yield †	50,400	$1,174,824
SPDR Gold Shares †	32,100	4,012,500
VanEck Vectors High-Yield Municipal Index ETF	138,600	4,279,968
Total Exchange-Traded Funds (cost $9,479,178)		9,467,292

Limited Partnerships – 1.17%
Brookfield Infrastructure Partners	74,600	3,009,364
Merion Champion’s Walk =π†	2,527,739	2,401,352
Merion Countryside =π†	2,314,665	2,754,914
Total Limited Partnerships (cost $7,555,826)		8,165,630

Master Limited Partnerships – 1.36%
Blackstone Group	161,300	5,484,200
Enterprise Products Partners	159,100	4,044,322
Total Master Limited Partnerships (cost $8,972,379)		9,528,522

	Principal amount°
Convertible Bonds – 9.42%
Basic Industry – 0.16%
Team
144A 5.00% exercise price $21.70, maturity date
8/1/23 #	996,000	1,075,916
		1,075,916
Brokerage – 0.29%
GAIN Capital Holdings
144A 5.00% exercise price $8.20, maturity date
8/15/22 #	1,764,000	2,037,420
		2,037,420
Capital Goods – 1.49%
Aerojet Rocketdyne Holdings
2.25% exercise price $26.00, maturity date 12/15/23	1,222,000	1,517,480
Cemex
3.72% exercise price $11.01, maturity date 3/15/20	1,625,000	1,679,723
Chart Industries
144A 1.00% exercise price $58.73, maturity date
11/15/24 #	1,391,000	1,571,765
Kaman
144A 3.25% exercise price $65.26, maturity date
5/1/24 #	1,916,000	2,168,780
SolarCity
1.625% exercise price $759.35, maturity date 11/1/19	3,673,000	3,442,953
		10,380,701

8     NQ-129 [2/18] 4/18 (462877)

(Unaudited)

	Principal amount°	Value (US $)
Convertible Bonds (continued)
Communications – 0.96%
Alaska Communications Systems Group
6.25% exercise price $10.28, maturity date 5/1/18	1,017,000	$1,039,602
DISH Network
144A 2.375% exercise price $82.22, maturity date
3/15/24 #	2,480,000	2,240,958
3.375% exercise price $65.18, maturity date 8/15/26	1,225,000	1,235,492
Liberty Interactive
144A 1.75% exercise price $341.10, maturity date
9/30/46 #	1,533,000	1,772,971
Liberty Media
2.25% exercise price $104.55, maturity date 9/30/46	420,000	440,141
		6,729,164
Consumer Cyclical – 0.21%
Huron Consulting Group
1.25% exercise price $79.89, maturity date 10/1/19	1,585,000	1,483,956
		1,483,956
Consumer Non-Cyclical – 1.79%
Brookdale Senior Living
2.75% exercise price $29.33, maturity date 6/15/18	3,305,000	3,292,606
Insulet
144A 1.375% exercise price $93.18, maturity date
11/15/24 #	721,000	758,213
Medicines
2.75% exercise price $48.97, maturity date 7/15/23	2,488,000	2,335,642
Pacira Pharmaceuticals
144A 2.375% exercise price $66.89, maturity date
4/1/22 #	1,717,000	1,581,654
Spectrum Pharmaceuticals
2.75% exercise price $10.53, maturity date 12/15/18	425,000	888,250
Vector Group
1.75% exercise price $22.35, maturity date 4/15/20 ●	2,566,000	2,808,633
2.50% exercise price $14.50, maturity date 1/15/19 ●	586,000	822,267
		12,487,265
Energy – 0.74%
Cheniere Energy
4.25% exercise price $138.38, maturity date 3/15/45	1,161,000	899,829
Helix Energy Solutions Group
4.25% exercise price $13.89, maturity date 5/1/22	2,574,000	2,431,423
PDC Energy
1.125% exercise price $85.39, maturity date 9/15/21	1,803,000	1,824,896
		5,156,148

NQ-129 [2/18] 4/18 (462877)     9

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)

	Principal amount°	Value (US $)
Convertible Bonds (continued)
Financials – 0.94%
Ares Capital
3.75% exercise price $19.39, maturity date 2/1/22	1,836,000	$1,863,199
Blackhawk Network Holdings
1.50% exercise price $49.83, maturity date 1/15/22	2,260,000	2,509,165
New Mountain Finance
5.00% exercise price $15.80, maturity date 6/15/19	2,166,000	2,218,235
		6,590,599
Real Estate Investment Trusts – 1.26%
Blackstone Mortgage Trust
4.375% exercise price $35.67, maturity date 5/5/22	2,124,000	2,092,516
5.25% exercise price $27.67, maturity date 12/1/18	1,994,000	2,234,767
Spirit Realty Capital
3.75% exercise price $12.93, maturity date 5/15/21	2,499,000	2,548,550
VEREIT
3.75% exercise price $14.99, maturity date 12/15/20	1,908,000	1,928,368
		8,804,201
Technology – 1.58%
Ciena
3.75% exercise price $20.17, maturity date 10/15/18	1,154,000	1,410,570
Electronics For Imaging
0.75% exercise price $52.72, maturity date 9/1/19	1,313,000	1,275,992
Knowles
3.25% exercise price $18.43, maturity date 11/1/21	1,515,000	1,661,046
PROS Holdings
2.00% exercise price $33.79, maturity date 12/1/19	2,139,000	2,383,768
Synaptics
144A 0.50% exercise price $73.02, maturity date
6/15/22 #	1,812,000	1,745,317
Verint Systems
1.50% exercise price $64.46, maturity date 6/1/21	2,646,000	2,561,243
		11,037,936
Total Convertible Bonds (cost $63,353,172)		65,783,306

Corporate Bonds – 13.59%
Banking – 1.57%
Ally Financial 5.75% 11/20/25	588,000	615,195
Bank of America 4.183% 11/25/27	680,000	681,075
Bank of New York Mellon 2.661% 5/16/23 µ	680,000	663,425
Credit Suisse Group 144A 6.25% #µψ	560,000	590,366
Fifth Third Bancorp 2.60% 6/15/22	600,000	584,031
Goldman Sachs Group 6.00% 6/15/20	600,000	639,738
JPMorgan Chase & Co. 6.75% µψ	700,000	774,375

10     NQ-129 [2/18] 4/18 (462877)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Lloyds Banking Group 7.50% µψ	650,000	$714,187
Morgan Stanley 5.00% 11/24/25	600,000	639,837
PNC Financial Services Group 5.00% µψ	700,000	712,250
Popular 7.00% 7/1/19	405,000	419,175
Royal Bank of Scotland Group
3.875% 9/12/23	600,000	597,569
8.625% µψ	720,000	797,400
State Street 2.653% 5/15/23 µ	600,000	587,621
SunTrust Bank 2.45% 8/1/22	600,000	580,646
UBS Group 6.875% µψ	720,000	780,776
Wells Fargo & Co. 3.002% (LIBOR03M + 1.23%)
10/31/23 ●	600,000	615,380
		10,993,046
Basic Industry – 1.80%
Beacon Escrow 144A 4.875% 11/1/25 #	535,000	524,461
BHP Billiton Finance USA 144A 6.25% 10/19/75 #µ	700,000	746,235
BMC East 144A 5.50% 10/1/24 #	318,000	323,565
Boise Cascade 144A 5.625% 9/1/24 #	585,000	605,475
Braskem Netherlands Finance 144A 4.50% 1/10/28 #	750,000	727,313
Builders FirstSource 144A 5.625% 9/1/24 #	260,000	265,525
Chemours 5.375% 5/15/27	379,000	380,895
CSN Resources 144A 7.625% 2/13/23 #	500,000	492,500
FMG Resources August 2006 144A 5.125% 5/15/24 #	546,000	546,513
Freeport-McMoRan
4.55% 11/14/24	200,000	196,500
6.875% 2/15/23	744,000	805,380
Hudbay Minerals
144A 7.25% 1/15/23 #	55,000	58,713
144A 7.625% 1/15/25 #	470,000	513,475
Jeld-Wen
144A 4.625% 12/15/25 #	60,000	58,800
144A 4.875% 12/15/27 #	390,000	379,275
Joseph T Ryerson & Son 144A 11.00% 5/15/22 #	198,000	220,938
Koppers 144A 6.00% 2/15/25 #	434,000	450,275
Kraton Polymers 144A 7.00% 4/15/25 #	378,000	392,175
New Gold 144A 6.25% 11/15/22 #	185,000	190,550
Nexa Resources 144A 5.375% 5/4/27 #	500,000	517,250
NOVA Chemicals 144A 5.25% 6/1/27 #	370,000	362,600
Novelis 144A 6.25% 8/15/24 #	647,000	663,175
Olin
5.00% 2/1/30	135,000	130,444
5.125% 9/15/27	562,000	554,624

NQ-129 [2/18] 4/18 (462877)     11

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
Standard Industries
144A 4.75% 1/15/28 #	750,000	$723,750
144A 5.00% 2/15/27 #	40,000	39,750
Steel Dynamics 5.00% 12/15/26	330,000	337,425
Summit Materials 8.50% 4/15/22	120,000	131,756
US Concrete 6.375% 6/1/24	485,000	517,737
Zekelman Industries 144A 9.875% 6/15/23 #	645,000	711,113
		12,568,187
Capital Goods – 0.62%
Ardagh Packaging Finance 144A 6.00% 2/15/25 #	475,000	488,063
Berry Global 144A 4.50% 2/15/26 #	535,000	521,625
BWAY Holding
144A 5.50% 4/15/24 #	551,000	564,775
144A 7.25% 4/15/25 #	415,000	429,525
Crown Americas 144A 4.75% 2/1/26 #	538,000	531,275
John Deere Capital 2.15% 9/8/22	600,000	576,356
Siemens Financieringsmaatschappij 144A 3.125%
3/16/24 #	630,000	623,636
StandardAero Aviation Holdings 144A 10.00% 7/15/23 #	240,000	261,600
TransDigm 6.375% 6/15/26	332,000	340,300
		4,337,155
Consumer Cyclical – 0.89%
AMC Entertainment Holdings 6.125% 5/15/27	539,000	525,525
American Tire Distributors 144A 10.25% 3/1/22 #	221,000	231,248
Atento Luxco 1 144A 6.125% 8/10/22 #	5,000	5,148
Boyd Gaming 6.375% 4/1/26	902,000	950,483
Ford Motor Credit 3.096% 5/4/23	480,000	461,956
Goodyear Tire & Rubber 4.875% 3/15/27	530,000	523,375
Hilton Worldwide Finance 4.875% 4/1/27	725,000	726,813
KFC Holding/Pizza Hut Holdings/Taco Bell of America
144A 5.25% 6/1/26 #	620,000	629,300
MGM Resorts International 4.625% 9/1/26	372,000	365,486
Penn National Gaming 144A 5.625% 1/15/27 #	542,000	539,290
Penske Automotive Group 5.50% 5/15/26	779,000	779,000
PulteGroup 5.00% 1/15/27	15,000	14,963
Scientific Games International 10.00% 12/1/22	402,000	437,477
		6,190,064
Consumer Non-Cyclical – 0.89%
Becton Dickinson 3.363% 6/6/24	680,000	659,095
Cott Holdings 144A 5.50% 4/1/25 #	627,000	626,122
ESAL 144A 6.25% 2/5/23 #	650,000	620,951

12     NQ-129 [2/18] 4/18 (462877)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
JBS USA
144A 5.75% 6/15/25 #	548,000	$526,080
144A 6.75% 2/15/28 #	350,000	347,743
Live Nation Entertainment 144A 4.875% 11/1/24 #	15,000	14,944
Pernod Ricard 144A 4.45% 1/15/22 #	500,000	521,211
Post Holdings
144A 5.00% 8/15/26 #	311,000	296,227
144A 5.625% 1/15/28 #	160,000	156,000
144A 5.75% 3/1/27 #	289,000	286,110
Shire Acquisitions Investments Ireland 2.875% 9/23/23	600,000	574,458
Tempur Sealy International 5.50% 6/15/26	369,000	363,465
Thermo Fisher Scientific 3.00% 4/15/23	600,000	589,342
United Rentals North America 5.50% 5/15/27	613,000	628,938
		6,210,686
Energy – 2.42%
Alta Mesa Holdings 7.875% 12/15/24	553,000	591,710
AmeriGas Partners 5.875% 8/20/26	614,000	618,605
Andeavor Logistics 5.25% 1/15/25	461,000	473,700
Antero Resources 5.625% 6/1/23	331,000	340,930
Cheniere Corpus Christi Holdings
5.125% 6/30/27	23,000	23,345
5.875% 3/31/25	318,000	337,477
7.00% 6/30/24	235,000	263,846
Chesapeake Energy
144A 8.00% 12/15/22 #	124,000	132,370
144A 8.00% 1/15/25 #	175,000	173,250
Crestwood Midstream Partners 5.75% 4/1/25	484,000	491,865
Ecopetrol 7.375% 9/18/43	500,000	596,725
Energy Transfer Partners 5.875% 3/1/22	600,000	643,786
Genesis Energy 6.75% 8/1/22	662,000	685,005
Gulfport Energy
6.00% 10/15/24	15,000	14,813
6.625% 5/1/23	600,000	619,500
Hilcorp Energy I
144A 5.00% 12/1/24 #	275,000	277,750
144A 5.75% 10/1/25 #	182,000	186,095
Laredo Petroleum 6.25% 3/15/23	594,000	602,910
MPLX 4.875% 12/1/24	600,000	632,124
Murphy Oil 6.875% 8/15/24	825,000	869,451
Murphy Oil USA 5.625% 5/1/27	479,000	490,376
Newfield Exploration 5.375% 1/1/26	493,000	511,487
NuStar Logistics 5.625% 4/28/27	493,000	489,303

NQ-129 [2/18] 4/18 (462877)     13

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Oasis Petroleum 6.875% 3/15/22	304,000	$312,170
ONEOK 7.50% 9/1/23	545,000	637,514
Petrobras Global Finance 7.25% 3/17/44	400,000	407,000
Petroleos Mexicanos
6.75% 9/21/47	750,000	764,550
144A 6.75% 9/21/47 #	60,000	61,164
QEP Resources 5.625% 3/1/26	545,000	538,187
Raizen Fuels Finance 144A 5.30% 1/20/27 #	500,000	514,375
Sabine Pass Liquefaction 5.75% 5/15/24	600,000	648,863
Southwestern Energy
4.10% 3/15/22	281,000	264,843
6.70% 1/23/25	577,000	568,345
Targa Resources Partners
5.125% 2/1/25	10,000	10,000
5.375% 2/1/27	452,000	453,695
Tecpetrol 144A 4.875% 12/12/22 #	500,000	489,000
Transocean 144A 9.00% 7/15/23 #	498,000	538,463
Transocean Proteus 144A 6.25% 12/1/24 #	228,600	236,041
WildHorse Resource Development 6.875% 2/1/25	381,000	391,477
		16,902,110
Financials – 0.41%
AerCap Global Aviation Trust 144A 6.50% 6/15/45 #µ	440,000	479,600
Air Lease 3.625% 4/1/27	600,000	574,227
E*TRADE Financial 5.875% µψ	530,000	549,875
International Lease Finance 8.625% 1/15/22	600,000	709,137
Jefferies Group 5.125% 1/20/23	500,000	531,967
		2,844,806
Healthcare – 0.76%
Air Medical Group Holdings 144A 6.375% 5/15/23 #	709,000	677,095
DaVita 5.00% 5/1/25	334,000	328,155
Encompass Health
5.75% 11/1/24	580,000	590,150
5.75% 9/15/25	244,000	249,490
HCA
5.375% 2/1/25	569,000	579,851
5.875% 2/15/26	309,000	320,587
7.58% 9/15/25	219,000	246,375
Hill-Rom Holdings
144A 5.00% 2/15/25 #	242,000	242,605
144A 5.75% 9/1/23 #	272,000	283,560
Hologic 144A 4.625% 2/1/28 #	300,000	290,250
inVentiv Group Holdings 144A 7.50% 10/1/24 #	163,000	175,225

14     NQ-129 [2/18] 4/18 (462877)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Healthcare (continued)
MPH Acquisition Holdings 144A 7.125% 6/1/24 #	403,000	$425,165
Service Corp International 4.625% 12/15/27	280,000	274,400
Tenet Healthcare
144A 5.125% 5/1/25 #	345,000	335,944
8.125% 4/1/22	241,000	254,556
Universal Health Services 144A 5.00% 6/1/26 #	5,000	5,087
		5,278,495
Insurance – 0.33%
HUB International 144A 7.875% 10/1/21 #	811,000	837,357
Nuveen Finance 144A 4.125% 11/1/24 #	600,000	618,833
USIS Merger Sub 144A 6.875% 5/1/25 #	843,000	855,645
XLIT 4.179% (LIBOR03M + 2.458%) Ψ●	10,000	9,563
		2,321,398
Media – 0.97%
AMC Networks 4.75% 8/1/25	365,000	354,506
CCO Holdings
144A 5.50% 5/1/26 #	41,000	41,103
144A 5.75% 2/15/26 #	218,000	221,543
144A 5.875% 5/1/27 #	664,000	676,450
Cequel Communications Holdings I 144A 7.75%
7/15/25 #	465,000	497,550
CSC Holdings 5.25% 6/1/24	5,000	4,825
Gray Television 144A 5.875% 7/15/26 #	613,000	609,169
Lamar Media 5.75% 2/1/26	453,000	470,554
Nexstar Broadcasting 144A 5.625% 8/1/24 #	761,000	766,707
Radiate Holdco 144A 6.625% 2/15/25 #	10,000	9,600
SFR Group 144A 7.375% 5/1/26 #	710,000	688,025
Sinclair Television Group 144A 5.125% 2/15/27 #	482,000	465,733
Sirius XM Radio
144A 5.00% 8/1/27 #	685,000	669,382
144A 5.375% 4/15/25 #	461,000	469,644
144A 5.375% 7/15/26 #	20,000	20,300
Tribune Media 5.875% 7/15/22	433,000	443,825
UPC Holding 144A 5.50% 1/15/28 #	360,000	339,300
		6,748,216
Real Estate Investment Trusts – 0.47%
American Tower 4.00% 6/1/25	600,000	601,205
Crown Castle International 5.25% 1/15/23	680,000	729,586
CyrusOne 5.375% 3/15/27	498,000	500,490
ESH Hospitality 144A 5.25% 5/1/25 #	584,000	584,000
GEO Group 6.00% 4/15/26	336,000	336,521
Iron Mountain US Holdings 144A 5.375% 6/1/26 #	508,000	502,920

NQ-129 [2/18] 4/18 (462877)     15

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Real Estate Investment Trusts (continued)
MGM Growth Properties Operating Partnership 4.50%
9/1/26	15,000	$14,363
SBA Communications 4.875% 9/1/24	15,000	14,850
		3,283,935
Services – 0.54%
Advanced Disposal Services 144A 5.625% 11/15/24 #	544,000	556,240
Aramark Services 144A 5.00% 2/1/28 #	120,000	119,850
Ashtead Capital 144A 4.375% 8/15/27 #	590,000	570,825
Avis Budget Car Rental 144A 6.375% 4/1/24 #	244,000	250,710
Covanta Holding 5.875% 7/1/25	548,000	546,630
Herc Rentals 144A 7.75% 6/1/24 #	491,000	537,498
KAR Auction Services 144A 5.125% 6/1/25 #	240,000	242,400
Prime Security Services Borrower 144A 9.25% 5/15/23 #	866,000	945,023
United Rentals North America 5.875% 9/15/26	5,000	5,271
		3,774,447
Technology & Electronics – 0.42%
Apple 2.10% 9/12/22	600,000	577,398
CDK Global 5.00% 10/15/24	161,000	163,415
CDW Finance 5.00% 9/1/25	281,000	284,864
CommScope Technologies 144A 5.00% 3/15/27 #	615,000	601,163
First Data
144A 5.75% 1/15/24 #	20,000	20,425
144A 7.00% 12/1/23 #	17,000	17,914
Infor US 6.50% 5/15/22	447,000	459,293
Sensata Technologies UK Financing 144A 6.25%
2/15/26 #	285,000	303,525
Solera 144A 10.50% 3/1/24 #	313,000	353,001
Symantec 144A 5.00% 4/15/25 #	180,000	184,069
		2,965,067
Telecommunications – 0.72%
AT&T 3.90% 8/14/27	600,000	596,448
CenturyLink 6.75% 12/1/23	410,000	405,900
Cincinnati Bell 144A 7.00% 7/15/24 #	224,000	213,136
Digicel Group 144A 7.125% 4/1/22 #	850,000	738,437
Level 3 Financing 5.375% 5/1/25	438,000	435,810
Myriad International Holdings 144A 4.85% 7/6/27 #	635,000	646,118
Sprint
7.125% 6/15/24	742,000	732,261
7.875% 9/15/23	32,000	33,200
Telecom Italia 144A 5.303% 5/30/24 #	200,000	208,000
T-Mobile USA
6.375% 3/1/25	166,000	175,545

16      NQ-129 [2/18] 4/18 (462877)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Telecommunications (continued)
T-Mobile USA
6.50% 1/15/26	180,000	$193,500
Zayo Group
144A 5.75% 1/15/27 #	15,000	15,113
6.375% 5/15/25	627,000	658,350
		5,051,818
Transportation – 0.06%
XPO Logistics 144A 6.125% 9/1/23 #	368,000	383,180
		383,180
Utilities – 0.72%
AES
5.50% 4/15/25	5,000	5,150
6.00% 5/15/26	103,000	108,665
Calpine
144A 5.25% 6/1/26 #	655,000	637,806
5.75% 1/15/25	230,000	216,200
DTE Energy 2.85% 10/1/26	525,000	489,914
Dynegy 144A 8.00% 1/15/25 #	439,000	479,059
Emera 6.75% 6/15/76 µ	500,000	557,500
Enel 144A 8.75% 9/24/73 #µ	200,000	241,350
Enel Finance International 144A 3.625% 5/25/27 #	480,000	462,088
Exelon 3.497% 6/1/22	600,000	599,835
Israel Electric 144A 4.25% 8/14/28 #	500,000	493,130
National Rural Utilities Cooperative Finance 5.25%
4/20/46 µ	700,000	748,265
		5,038,962
Total Corporate Bonds (cost $95,027,794)		94,891,572

Leveraged Non-Recourse Security – 0.00%
JPMorgan Fixed Income Pass Through Trust Auction 144A
Series 2007-C 0.235% 1/15/87 #◆=†	1,300,000	0
Total Leveraged Non-Recourse Security (cost $1,105,000)		0

Municipal Bonds – 4.36%
Allentown, Pennsylvania Neighborhood Improvement Zone
Development Authority Revenue
(City Center Project) 144A 5.00% 5/1/42 #	500,000	531,705
Arizona Industrial Development Authority
(American Charter Schools Foundation Project) 144A
6.00% 7/1/47 #	1,000,000	1,050,170
Buckeye, Ohio Tobacco Settlement Financing Authority
(Asset-Backed Senior Turbo)

NQ-129 [2/18] 4/18 (462877)     17

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Buckeye, Ohio Tobacco Settlement Financing Authority
Series A-2 5.875% 6/1/47	1,250,000	$1,195,325
Series A-2 6.00% 6/1/42	1,000,000	966,460
Series A-2 6.50% 6/1/47	750,000	745,313
California State
(Various Purposes) 5.00% 11/1/43	1,000,000	1,121,690
California Statewide Communities Development Authority
(California Baptist University) Series A 6.375% 11/1/43	1,000,000	1,147,050
City of Apple Valley, Minnesota
(Minnesota Senior Living Project) Series 2016 D 7.25%
1/1/52	1,000,000	1,008,920
City of Chicago, Illinois
(General Obligation Bonds Project) Series 2005D 5.50%
1/1/40	1,000,000	1,055,770
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) Series A 5.25% 1/1/45	1,250,000	1,337,187
Conley Road Transportation Development District,
Missouri
5.375% 5/1/47	500,000	508,430
Cuyahoga County, Ohio
(Metrohealth System)
5.00% 2/15/57	1,000,000	1,040,230
Series 2017 5.50% 2/15/57	1,000,000	1,084,500
Dallas/Fort Worth International Airport, Texas
Series H 5.00% 11/1/42 (AMT)	1,000,000	1,082,600
Dominion Water & Sanitation District, Colorado
6.00% 12/1/46	1,000,000	1,044,250
Golden State, California Tobacco Securitization Settlement
Revenue
(Asset-Backed Senior Notes) Series A-1 5.125% 6/1/47	1,000,000	997,500
Illinois State
Series A 5.00% 12/1/34	400,000	410,528
Series A 5.00% 4/1/38	100,000	101,383
Lower Alabama Gas District, Alabama
Series 2016 A 5.00% 9/1/46	1,000,000	1,203,820
Mississippi Business Finance Commission
(Chevron USA) Series G 1.14% 11/1/35 ●	100,000	100,000
M-S-R Energy Authority, California
Series 2009 C 6.50% 11/1/39	1,000,000	1,392,430
New Jersey Economic Development Authority
(School Facilities Construction Bonds) 5.00% 6/15/40	250,000	259,395
New Jersey Transportation Trust Fund Authority
(Transportation Program Bonds) Series AA 5.00%
6/15/44	1,000,000	1,033,130

18     NQ-129 [2/18] 4/18 (462877)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
New York City Industrial Development Agency
(Brooklyn Navy Yard Cogeneration Partners, LP Project)
5.75% 10/1/36 (AMT)	750,000	$744,885
New York Liberty Development Revenue
(Goldman Sachs Headquarters) 5.25% 10/1/35	1,000,000	1,231,270
(World Trade Center Project) Class 1-3 144A 5.00%
11/15/44 #	1,000,000	1,058,230
New York State Thruway Authority
Series J 5.00% 1/1/41	1,000,000	1,098,910
Palm Beach County, Florida Health Facilities Authority
(Sinai Residences Boca Raton Project)
Series A 7.25% 6/1/34	65,000	75,267
Series A 7.50% 6/1/49	325,000	378,385
Public Authority for Colorado Energy Natural Gas Revenue
Series 2008 6.50% 11/15/38	1,000,000	1,375,690
Public Finance Authority, Wisconsin
(Marys Woods at Marylhurst Project) Series 2017 A 144A
5.25% 5/15/47 #	1,000,000	1,079,400
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	1,000,000	1,173,230
Tobacco Settlement Financing, New Jersey
Series 1A 5.00% 6/1/41	1,000,000	999,100
Utility Debt Securitization Authority, New York
(Restructuring) Series TE 5.00% 12/15/41	750,000	849,967
Total Municipal Bonds (cost $29,292,879)		30,482,120

Non-Agency Commercial Mortgage-Backed Security – 0.07%
JPMBB Commercial Mortgage Securities Trust
Series 2015-C33 A4 3.77% 12/15/48	500,000	509,021
Total Non-Agency Commercial Mortgage-Backed Security (cost $528,066)		509,021

Regional Bond – 0.07%Δ
Argentina - 0.07%
Provincia de Cordoba 144A 7.125% 8/1/27 #	500,000	501,025
Total Regional Bond (cost $492,500)		501,025

NQ-129 [2/18] 4/18 (462877)     19

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)

	Principal amount°	Value (US $)
Loan Agreement – 0.00%
Republic of Angola 8.032% (LIBOR06M + 6.25%)
12/16/23 =●	23,250	$21,623
Total Loan Agreement (cost $23,250)		21,623

Sovereign Bonds – 0.74% Δ
Argentina – 0.13%
Argentine Republic Government International Bond
6.875% 1/11/48	1,000,000	917,375
		917,375
Indonesia – 0.55%
Indonesia Government International Bonds
144A 5.125% 1/15/45 #	1,500,000	1,554,757
144A 6.75% 1/15/44 #	1,800,000	2,282,405
		3,837,162
Russia – 0.06%
Russian Foreign Bond - Eurobond 144A 5.25% 6/23/47 #	400,000	416,644
		416,644
Total Sovereign Bonds (cost $5,071,350)		5,171,181

US Treasury Obligations – 0.72%
US Treasury Notes
1.875% 7/31/22	2,185,000	2,117,700
2.00% 10/31/22	340,000	330,517
2.25% 11/15/27	2,750,000	2,602,510
Total US Treasury Obligations (cost $5,203,968)		5,050,727

	Number of shares
Preferred Stock – 1.01%
Bank of America 6.50% µψ	595,000	653,131
Colony NorthStar 8.50% ψ	32,800	831,480
Federal Home Loan Mortgage 6.02% ψ	40,000	228,000
General Electric 5.00% µψ	700,000	693,105
GMAC Capital Trust I 7.624%(LIBOR03M + 5.785%)
2/15/40 ●	5,000	129,000
LaSalle Hotel Properties 6.375% ψ	46,295	1,122,654
Sabra Health Care REIT 7.125% ψ	41,681	1,050,778
Taubman Centers 6.50% ψ	68,477	1,694,806
Washington Prime Group 6.875%12/31/49 ψ	28,700	614,180
Total Preferred Stock (cost $7,886,513)		7,017,134

20     NQ-129 [2/18] 4/18 (462877)

(Unaudited)

	Number of shares	Value (US $)
Warrant – 0.00%
Wheeler Real Estate Investment Trust strike price $44,
expiration date 4/29/19 †	43,188	$898
Total Warrant (cost $358)		898

	Principal amount°
Short-Term Investments – 4.90%
Repurchase Agreements – 2.61%
Bank of America Merrill Lynch
1.31%, dated 2/28/18, to be repurchased on 3/1/18,
repurchase price $2,995,661 (collateralized by US
government obligations 1.125%-1.25%
10/31/18-2/28/20; market value $3,055,464)	2,995,552	2,995,552
Bank of Montreal
1.25%, dated 2/28/18, to be repurchased on 3/1/18,
repurchase price $5,991,313 (collateralized by US
government obligations 0.00%-3.625%
5/31/18-11/15/46; market value $6,110,927)	5,991,105	5,991,105
BNP Paribas
1.33%, dated 2/28/18, to be repurchased on 3/1/18,
repurchase price $9,235,329 (collateralized by US
government obligations 0.00%-3.375%
10/15/19-2/15/46; market value $9,419,688)	9,234,988	9,234,988
		18,221,645
US Treasury Obligations – 2.29%≠
US Treasury Bills
1.205% 3/8/18	14,563,268	14,559,977
1.26% 3/1/18	1,447,082	1,447,082
		16,007,059
Total Short-Term Investments (cost $34,228,583)		34,228,704
Total Value of Securities – 98.91%
(cost $666,025,628)		690,954,394
Receivables and Other Assets Net of Liabilities – 1.09%★		7,581,150
Net Assets Applicable to 48,725,880 Shares Outstanding – 100.00%		$698,535,544

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2018, the aggregate value of Rule 144A securities was $65,387,628, which represents 9.36% of the Fund’s net assets.

◆

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

★	Includes $1,534,097 cash collateral held at broker for open derivative contracts at Feb. 28, 2018.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”

NQ-129 [2/18] 4/18 (462877)     21

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at Feb. 28, 2018. Rate will reset at a future date.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At Feb. 28, 2018, the aggregate value of restricted securities was $5,156,266, which represented 0.74% of the Fund’s net assets. See table below for additional details on restricted securities.
ψ	No contractual maturity date.
†	Non-income producing security.
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Feb. 28, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Restricted Securities

Investments	Date of Acquisition	Cost	Value
Merion Champion’s Walk	8/4/17	$2,527,739	$2,401,352
Merion Countryside	5/11/16	2,080,417	2,476,113
Merion Countryside	4/7/17	168,683	200,766
Merion Countryside	2/13/18	65,565	78,035
Total		$4,842,404	$5,156,266

The following foreign currency exchange contract, futures contracts and swap contracts were outstanding at Feb. 28, 2018:

Foreign Currency Exchange Contract

	Contracts to				Settlement	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Depreciation
BNYM	EUR	821,873	USD	(1,006,394)	3/1/18	$(3,646)

22     NQ-129 [2/18] 4/18 (462877)

(Unaudited)

Futures Contracts

			Notional		Value/
		Notional	Cost	Expiration	Unrealized
Contracts to Buy (Sell)		Amount	(Proceeds)	Date	Depreciation
(100)	E-mini S&P 500 Index	$(13,572,000)	$(13,452,592)	3/19/18	$(119,408)

Swap Contract
CDS Contract1

Upfront
Reference Obligation/		Annual		Payments
Termination Date/	Notional	Protection		Paid	Unrealized
Payment Frequency	Amount[2]	Payments	Value	(Received)	Depreciation[3]
Centrally Cleared/
Protection Purchased:
CDX.NA.HY.28[4]
6/20/22-
Quarterly	8,415,000	5.00%	$ (633,943)	$ (481,203)	$ (152,740)

The use of foreign currency exchange contracts, futures contracts, and swap contracts involve elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contract and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.
2Notional amount shown is stated in US dollars unless noted that the swap is denominated in another currency.
3Unrealized appreciation (depreciation) does not include periodic interest payments on swap contracts accrued daily in the amount of $(67,841).
4Markit’s CDX.NA.HY Index is composed of one hundred (100) of the most liquid North American entities with high yield credit ratings that trade in the CDS market.

NQ-129 [2/18] 4/18 (462877)     23

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)

Summary of abbreviations:
ADR – American Depositary Receipt
AMT – Subject to Alternative Minimum Tax
BNYM – BNY Mellon
CDS – Credit Default Swap
CDX.NA.HY – Credit Default Swap Index North America High Yield
ETF – Exchange-Traded Fund
EUR – European Monetary Unit
GDR – Global Depository Receipt
ICE – Intercontinental Exchange
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
REIT – Real Estate Investment Trust
SPDR – S&P Depository Receipts
S&P – Standard & Poor’s
USD – US Dollar

See accompanying notes.

24     NQ-129 [2/18] 4/18 (462877)

Notes
Delaware Wealth Builder Fund	February 28, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Group® Equity Funds V (Trust) - Delaware Wealth Builder Fund. This report covers the period of time since the Fund’s last fiscal year end, Nov. 30, 2017.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Other debt securities and credit default swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed; attributes of the collateral; yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). The foregoing valuation policies apply to restricted and unrestricted securities.

NQ-129 [2/18] 4/18 (462877)     25

(Unaudited)

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Feb. 28, 2018:

26     NQ-129 [2/18] 4/18 (462877)

(Unaudited)

Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stock
Consumer Discretionary	$22,171,430	$17,001,927	$—	$39,173,357
Consumer Staples	29,111,880	9,059,834	—	38,171,714
Diversified REITs	308,654	—	—	308,654
Energy	37,712,227	2,750,544	—	40,462,771
Financials	37,245,439	21,853,046	—	59,098,485
Healthcare	52,043,442	8,989,598	—	61,033,040
Healthcare REITs	3,262,881	—	—	3,262,881
Hotel REITs	4,850,211	—	—	4,850,211
Industrial REITs	413,638	—	—	413,638
Industrials	19,626,041	26,244,251	—	45,870,292
Information Technology	35,728,478	4,708,406	—	40,436,884
Information Technology REIT	3,653,992	—	—	3,653,992
Mall REITs	3,433,756	—	—	3,433,756
Manufactured Housing REITs	708,106	—	—	708,106
Materials	6,550,670	2,312,456	—	8,863,126
Multifamily REITs	9,070,879	—	—	9,070,879
Office REITs	5,182,814	—	—	5,182,814
Real Estate Operating/Development	—	2,764,266	—	2,764,266
Self-Storage REITs	1,378,462	—	—	1,378,462
Shopping Center REITs	7,674,345	—	—	7,674,345
Single Tenant REITs	977,223	—	—	977,223
Specialty REITs	2,536,121	—	—	2,536,121
Telecommunication Services	15,847,539	4,175,670	—	20,023,209
Utilities	6,801,014	345,380	—	7,146,394
Exchange-Traded Funds	9,467,292	—	—	9,467,292
Limited Partnerships[1]	3,009,364	—	5,156,266	8,165,630
Master Limited Partnerships	9,528,522	—	—	9,528,522
Convertible Preferred Stock[1]	8,656,530	4,984,489	—	13,641,019
Corporate Debt	—	160,674,878	—	160,674,878
Leveraged Non-Recourse Security	—	—	—	—
Municipal Bonds	—	30,482,120	—	30,482,120
Non-Agency Commercial Mortgage-Backed
Security	—	509,021	—	509,021
Loan Agreements	—	—	21,623	21,623
Foreign Debt	—	5,672,206	—	5,672,206
US Treasury Obligations	—	5,050,727	—	5,050,727
Preferred Stock[1]	5,442,898	1,574,236	—	7,017,134

NQ-129 [2/18] 4/18 (462877)     27

(Unaudited)

Securities	Level 1	Level 2	Level 3	Total
Assets:
Warrant	$898	$—	$—	$898
Short-Term Investments	—	34,228,704	—	34,228,704
Total Value of Securities	$342,394,746	$343,381,759	$5,177,889	$690,954,394
Derivatives:*
Liabilities:
Foreign Currency Exchange Contract	$—	$(3,646)	$—	$(3,646)
Futures Contracts	(119,408)	—	—	(119,408)
Swap Contract	—	(152,740)	—	(152,740)

*Foreign currency exchange contract, swap contracts and futures contracts are valued at the unrealized appreciation (depreciation) on the instruments at the period end.
1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable input or matrix-price investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Limited Partnerships	36.85%	—	63.15%	100.00%
Convertible Preferred Stock	63.46%	36.54%	—	100.00%
Preferred Stock	77.57%	22.43%	—	100.00%

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.

As a result of utilizing international fair value pricing as of Feb. 28, 2018, a portion of the Fund’s common stock was categorized as Level 2.

During the period ended Feb. 28, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) will be established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period on Dec. 1, 2017.

28     NQ-129 [2/18] 4/18 (462877)

(Unaudited)

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as they are not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 investments since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Feb. 28, 2018 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-129 [2/18] 4/18 (462877)     29

Schedule of investments
Delaware Small Cap Core Fund	February 28, 2018 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 96.63%
Basic Materials – 8.02%
Balchem	195,200	$14,688,800
Boise Cascade	740,265	29,832,679
Continental Building Products †	1,462,200	39,771,840
Kaiser Aluminum	296,700	29,779,779
Minerals Technologies	481,700	33,092,790
Neenah	446,463	34,221,389
Quaker Chemical	165,000	23,517,450
Venator Materials †	562,600	10,768,164
Worthington Industries	610,900	27,026,216
		242,699,107
Business Services – 6.47%
ABM Industries	812,679	28,573,794
Casella Waste Systems †	1,074,430	27,312,011
Convergys	484,000	11,233,640
Kforce	1,092,870	30,272,499
Navigant Consulting †	908,600	18,062,968
On Assignment †	349,400	26,795,486
US Ecology	512,927	27,133,838
WageWorks †	500,051	26,227,675
		195,611,911
Capital Goods – 10.47%
AAON	548,530	20,158,477
Applied Industrial Technologies	413,340	29,099,136
Barnes Group	477,832	28,818,048
Belden	289,000	21,018,970
Columbus McKinnon	653,582	23,202,161
ESCO Technologies	358,710	21,128,019
Federal Signal	1,014,900	21,708,711
Granite Construction	421,441	24,485,722
Kadant	340,638	32,496,865
KLX †	385,300	26,077,104
MasTec †	211,300	10,765,735
MYR Group †	667,700	21,600,095
Tetra Tech	539,800	26,423,210
Woodward	139,000	9,845,370
		316,827,623
Communications Services – 1.53%
ATN International	401,184	24,030,922
InterXion Holding †	393,191	22,136,653
		46,167,575

NQ-480 [2/18] 4/18 (462806)     1

Schedule of investments
Delaware Small Cap Core Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Consumer Discretionary – 3.27%
American Eagle Outfitters	530,500	$10,222,735
Five Below †	377,500	25,235,875
Malibu Boats Class A †	649,668	20,821,859
Steven Madden †	968,750	42,528,125
		98,808,594
Consumer Services – 2.79%
Cheesecake Factory	463,200	21,534,168
Chuy’s Holdings †	557,900	15,063,300
Del Frisco’s Restaurant Group †	746,500	12,429,225
Hawaiian Holdings	280,700	10,105,200
Jack in the Box	280,941	25,307,165
		84,439,058
Consumer Staples – 1.43%
J&J Snack Foods	177,414	23,832,023
Prestige Brands Holdings †	578,600	19,556,680
		43,388,703
Credit Cyclicals – 0.89%
Tenneco	509,900	26,795,245
		26,795,245
Energy – 2.95%
Carrizo Oil & Gas †	1,220,400	17,146,620
Keane Group †	1,035,200	16,097,360
Pioneer Energy Services †	2,618,900	7,201,975
SRC Energy †	3,018,900	26,777,643
Superior Energy Services †	1,085,987	9,285,189
US Silica Holdings	486,400	12,592,896
		89,101,683
Financials – 19.04%
American Equity Investment Life Holding	625,600	19,149,616
Bryn Mawr Bank	258,259	11,247,179
CenterState Bank	617,400	16,817,976
City Holding	227,335	15,315,559
CoBiz Financial	777,600	14,743,296
Essent Group †	719,300	32,433,237
Evercore Class A	304,800	28,361,640
FCB Financial Holdings Class A †	382,200	20,505,030
First Bancorp	469,955	16,274,542
First Interstate BancSystem	517,500	20,441,250
Flushing Financial	104,830	2,798,961
Great Western Bancorp	740,700	30,287,223
Hope Bancorp	1,419,280	25,632,197

2     NQ-480 [2/18] 4/18 (462806)

(Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Financials (continued)
Houlihan Lokey	267,835	$12,432,901
Independent Bank	246,300	17,093,220
Independent Bank Group	233,200	16,370,640
Infinity Property & Casualty	154,400	18,211,480
MainSource Financial Group	444,100	16,773,657
MGIC Investment †	2,438,900	33,632,431
Old National Bancorp	1,339,700	22,774,900
Primerica	284,800	27,768,000
Selective Insurance Group	437,800	24,888,930
Sterling Bancorp	1,213,300	28,209,225
Stifel Financial	471,600	30,121,092
Umpqua Holdings	1,260,700	26,865,517
United Bankshares	504,509	17,910,069
United Fire Group	12,474	554,843
WSFS Financial	591,900	28,233,630
		575,848,241
Healthcare – 14.57%
Adamas Pharmaceuticals †	783,600	19,159,020
Catalent †	688,200	28,732,350
Clovis Oncology †	412,600	23,959,682
CONMED	541,940	32,803,628
CryoLife †	1,337,493	25,345,492
Encompass Health	558,300	29,735,058
Exact Sciences †	583,300	26,021,013
Ligand Pharmaceuticals Class B †	185,400	28,160,406
Medicines †	690,400	21,140,048
Merit Medical Systems †	701,887	31,935,859
Natera †	1,077,533	9,697,797
NuVasive †	296,000	14,314,560
Quidel †	738,800	32,226,456
Repligen †	662,100	22,703,409
Retrophin †	971,000	24,294,420
Spark Therapeutics †	238,300	13,606,930
Spectrum Pharmaceuticals †	286,600	6,164,766
Vanda Pharmaceuticals †	1,516,700	28,589,795
Wright Medical Group †	1,086,300	22,106,205
		440,696,894
Real Estate Investment Trusts – 6.03%
Armada Hoffler Properties	678,200	8,870,856
EastGroup Properties	262,700	21,286,581
First Industrial Realty Trust	980,800	27,491,824

NQ-480 [2/18] 4/18 (462806)     3

Schedule of investments
Delaware Small Cap Core Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Real Estate Investment Trusts (continued)
Gramercy Property Trust	1,014,266	$21,958,859
Kite Realty Group Trust	1,573,100	23,816,734
LaSalle Hotel Properties	366,400	8,987,792
Mack-Cali Realty	1,134,100	19,154,949
Pebblebrook Hotel Trust	701,700	23,864,817
Ramco-Gershenson Properties Trust	2,298,600	27,077,508
		182,509,920
Technology – 15.48%
Anixter International †	326,950	24,701,073
Apptio Class A †	206,870	5,978,543
Brooks Automation	818,800	21,870,148
Callidus Software †	1,353,000	48,572,700
ExlService Holdings †	454,590	25,920,722
GrubHub †	478,200	47,537,862
II-VI †	511,700	19,700,450
j2 Global	344,700	25,514,694
KeyW Holding †	813,900	6,112,389
MACOM Technology Solutions Holdings †	461,504	9,848,495
MaxLinear Class A †	1,127,700	25,632,621
NETGEAR †	417,110	23,253,883
Paycom Software †	235,800	23,325,336
Plantronics	408,920	22,098,037
Proofpoint †	362,900	38,891,993
Q2 Holdings †	415,200	18,912,360
Semtech †	788,800	26,543,120
Silicon Laboratories †	229,100	21,420,850
WNS Holdings ADR †	719,898	32,395,410
		468,230,686
Transportation – 0.90%
Knight-Swift Transportation Holdings	562,364	27,083,450
		27,083,450
Utilities – 2.79%
NorthWestern	597,500	30,520,300
South Jersey Industries	937,100	24,561,391
Spire	434,100	29,431,980
		84,513,671
Total Common Stock (cost $2,609,329,162)		2,922,722,361

4     NQ-480 [2/18] 4/18 (462806)

(Unaudited)

	Principal amount°	Value (US $)
Short-Term Investments – 3.30%
Repurchase Agreements – 1.69%
Bank of America Merrill Lynch
1.31%, dated 2/28/18, to be repurchased on 3/1/18,
repurchase price $8,407,949 (collateralized by US
government obligations 1.125%–1.25%
10/31/18–2/28/20; market value $8,575,796)	8,407,643	$8,407,643
Bank of Montreal
1.25%, dated 2/28/18, to be repurchased on 3/1/18,
repurchase price $16,815,870 (collateralized by US
government obligations 0.00%–3.625%
5/31/18–11/15/46; market value $17,151,592)	16,815,286	16,815,286
BNP Paribas
1.33%, dated 2/28/18, to be repurchased on 3/1/18,
repurchase price $25,920,880 (collateralized by US
government obligations 0.00%–3.375%
10/15/19–2/15/46; market value $26,438,322)	25,919,923	25,919,923
		51,142,852
US Treasury Obligations – 1.61%≠
US Treasury Bills
1.205% 3/8/18	41,703,353	41,693,928
1.265% 3/1/18	6,923,663	6,923,663
		48,617,591
Total Short-Term Investments (cost $99,760,096)		99,760,443

Total Value of Securities – 99.93%
(cost $2,709,089,258)		3,022,482,804
Receivables and Other Assets Net of Liabilities – 0.07%		2,213,885
Net Assets Applicable to 129,091,021 Shares Outstanding – 100.00%		$3,024,696,689

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
†	Non-income producing security.
ADR – American Depositary Receipt
See accompanying notes.

NQ-480 [2/18] 4/18 (462806)     5

Notes
Delaware Small Cap Core Fund	February 28, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Group® Equity Funds V (Trust) - Delaware Small Cap Core Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end, Nov. 30, 2017.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The foregoing valuation policies apply to restricted and unrestricted securities.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, and fair valued securities)

6     NQ-480 [2/18] 4/18 (462806)

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Feb. 28, 2018:

Securities	Level 1	Level 2	Total
Assets:
Common Stock	$2,922,722,361	$—	$2,922,722,361
Short-Term Investments	—	99,760,443	99,760,443
Total Value of Securities	$2,922,722,361	$99,760,443	$3,022,482,804

During the period ended Feb. 28, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period on Dec. 1, 2017.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended Feb. 28, 2018, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Feb. 28, 2018 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-480 [2/18] 4/18 (462806)     7

Schedule of investments
Delaware Small Cap Value Fund	February 28, 2018 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 98.04%✧
Basic Industry – 8.97%
Berry Global Group †	1,721,610	$93,655,584
HB Fuller	1,110,400	55,953,056
Minerals Technologies	298,812	20,528,384
Olin	2,377,300	77,262,250
Trinseo	943,100	75,070,760
USG †	1,395,300	46,630,926
Venator Materials †	862,200	16,502,508
		385,603,468
Business Services – 1.14%
Deluxe	397,200	28,201,200
WESCO International †	332,900	20,723,025
		48,924,225
Capital Spending – 8.79%
Altra Industrial Motion	793,543	34,439,766
Atkore International Group †	1,213,700	26,385,838
EnPro Industries	378,300	27,411,618
H&E Equipment Services	1,106,700	41,711,523
ITT	1,605,300	80,553,954
KLX †	479,800	32,472,864
MasTec †	2,038,459	103,859,486
Primoris Services	1,243,200	30,955,680
		377,790,729
Consumer Cyclical – 3.60%
Barnes Group	668,100	40,293,111
Knoll	1,303,469	27,724,786
Meritage Homes †	1,062,400	45,045,760
Standard Motor Products	366,140	17,084,092
Tenneco	469,300	24,661,715
		154,809,464
Consumer Services – 8.74%
Asbury Automotive Group †	278,500	18,339,225
Cable One	53,100	36,158,976
Cheesecake Factory	581,200	27,019,988
Choice Hotels International	587,900	46,532,285
Cinemark Holdings	697,031	29,665,639
International Speedway Class A	731,300	32,908,500
Meredith	646,918	37,068,401
Sonic	1,156,500	29,051,280
Steven Madden †	807,350	35,442,665
Texas Roadhouse	335,300	18,528,678
UniFirst	189,200	29,382,760

NQ-021 [2/18] 4/18 (462829)     1

Schedule of investments
Delaware Small Cap Value Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock✧ (continued)
Consumer Services (continued)
Wolverine World Wide	1,222,700	$35,800,656
		375,899,053
Consumer Staples – 2.31%
Core-Mark Holding	665,800	13,628,926
J&J Snack Foods	240,500	32,306,365
Pinnacle Foods	506,200	27,314,552
Scotts Miracle-Gro Class A	288,900	25,954,776
		99,204,619
Energy – 5.98%
Andeavor	286,544	25,680,073
Dril-Quip †	507,200	22,849,360
Helix Energy Solutions Group †	3,005,200	17,910,992
Oasis Petroleum †	3,162,400	24,919,712
Patterson-UTI Energy	2,739,700	49,506,379
Rowan Class A †	2,241,900	27,261,504
SM Energy	2,015,600	36,966,104
Southwest Gas Holdings	596,600	39,304,008
Whiting Petroleum †	464,775	12,646,528
		257,044,660
Financial Services – 28.91%
American Equity Investment Life Holding	1,762,800	53,959,308
Bank of Hawaii	662,400	54,323,424
Bank of NT Butterfield & Son	243,700	11,115,157
Boston Private Financial Holdings	2,228,000	32,528,800
Community Bank System	795,900	42,429,429
East West Bancorp	2,218,023	145,391,408
First Financial Bancorp	1,849,700	50,311,840
First Interstate BancSystem	906,500	35,806,750
First Midwest Bancorp	1,842,000	44,613,240
Great Western Bancorp	1,490,550	60,948,590
Hancock Holding	1,677,600	86,731,920
Hanover Insurance Group	512,300	55,282,293
Independent Bank	188,100	13,054,140
Infinity Property & Casualty	168,382	19,860,657
Legg Mason	696,200	27,785,342
Main Street Capital (BDC)	661,500	23,542,785
NBT Bancorp	996,400	34,674,720
Prosperity Bancshares	659,400	49,455,000
S&T Bancorp	784,756	30,966,472
Selective Insurance Group	1,382,300	78,583,755
Stifel Financial	958,500	61,219,395

2     NQ-021 [2/18] 4/18 (462829)

(Unaudited)

	Number of shares	Value (US $)
Common Stock✧ (continued)
Financial Services (continued)
Umpqua Holdings	2,555,500	$54,457,705
Valley National Bancorp	3,929,900	49,005,853
Webster Financial	1,564,500	85,390,410
WesBanco	1,004,000	41,374,840
		1,242,813,233
Healthcare – 4.15%
Catalent †	488,200	20,382,350
Haemonetics †	450,100	31,912,090
Halyard Health †	571,100	28,200,918
Service Corp. International	761,500	28,502,945
STERIS	563,780	51,473,114
Teleflex	71,800	17,937,794
		178,409,211
Real Estate Investment Trusts – 7.03%
Brandywine Realty Trust	2,908,537	45,547,689
Education Realty Trust	666,433	20,752,724
Healthcare Realty Trust	1,117,500	29,669,625
Highwoods Properties	935,400	40,231,554
Lexington Realty Trust	3,543,300	28,204,668
Life Storage	362,600	28,485,856
Outfront Media	1,507,600	30,920,876
Ramco-Gershenson Properties Trust	2,001,689	23,579,896
Summit Hotel Properties	2,102,100	27,684,657
Washington Real Estate Investment Trust	1,079,600	27,292,288
		302,369,833
Technology – 13.94%
Cirrus Logic †	507,700	22,496,187
CommScope Holding †	1,437,548	55,647,483
MaxLinear Class A †	1,060,900	24,114,257
NCR †	679,759	22,432,047
NetScout Systems †	993,406	26,374,929
ON Semiconductor †	2,613,600	62,517,312
PTC †	536,900	39,601,744
Super Micro Computer †	1,333,800	24,141,780
Synopsys †	1,099,300	93,077,731
Tech Data †	410,019	42,371,363
Teradyne	1,392,600	63,224,040
Tower Semiconductor †	1,150,200	33,378,804
TTM Technologies †	1,513,902	24,464,656
Viavi Solutions †	1,856,100	17,855,682
Vishay Intertechnology	2,577,100	47,418,640
		599,116,655

NQ-021 [2/18] 4/18 (462829)     3

Schedule of investments
Delaware Small Cap Value Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock✧ (continued)
Transportation – 2.15%
Kirby †	290,400	$21,780,000
Saia †	377,250	27,407,214
Werner Enterprises	1,155,000	43,023,750
		92,210,964
Utilities – 2.33%
ALLETE	414,700	28,261,805
Black Hills	688,400	34,963,836
El Paso Electric	758,700	36,872,820
		100,098,461
Total Common Stock (cost $3,022,291,261)		4,214,294,575

Exchange-Traded Fund – 0.28%
iShares Russell 2000 Value ETF	99,500	12,033,530
Total Exchange-Traded Fund (cost $9,623,292)		12,033,530

	Principal amount°
Short-Term Investments – 1.77%
Repurchase Agreements – 1.77%
Bank of America Merrill Lynch
1.31%, dated 2/28/18, to be repurchased on 3/1/18,
repurchase price $12,534,454 (collateralized by US
government obligations 1.125%–1.25%
10/31/18–2/28/20; market value $12,784,679)	12,533,998	12,533,998
Bank of Montreal
1.25%, dated 2/28/18, to be repurchased on 3/1/18,
repurchase price $25,068,866 (collateralized by US
government obligations 0.00%–3.625%
5/31/18–11/15/46; market value $25,569,356)	25,067,996	25,067,996
BNP Paribas
1.33%, dated 2/28/18, to be repurchased on 3/1/18,
repurchase price $38,642,490 (collateralized by US
government obligations 0.00%–3.375%
10/15/19–2/15/46; market value $39,413,884)	38,641,062	38,641,062
Total Short-Term Investments (cost $76,243,056)		76,243,056

Total Value of Securities – 100.09%
(cost $3,108,157,609)		4,302,571,161
Liabilities Net of Receivables and Other Assets – (0.09%)		(3,778,793)
Net Assets Applicable to 65,093,264 Shares Outstanding – 100.00%		$4,298,792,368

4     NQ-021 [2/18] 4/18 (462829)

(Unaudited)

✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
†	Non-income producing security.

Summary of abbreviations:
BDC – Business Development Corporation
ETF – Exchange-Traded Fund

See accompanying notes.

NQ-021 [2/18] 4/18 (462829)     5

Notes
Delaware Small Cap Value Fund	February 28, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Group® Equity Funds V (Trust) - Delaware Small Cap Value Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end, Nov. 30, 2017.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The foregoing valuation policies apply to restricted and unrestricted securities.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, and fair valued securities)

6     NQ-021 [2/18] 4/18 (462829)

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Feb. 28, 2018:

Securities	Level 1	Level 2	Total
Assets:
Common Stock	$4,214,294,575	$—	$4,214,294,575
Exchange-Traded Fund	12,033,530	—	12,033,530
Short-Term Investments	—	76,243,056	76,243,056
Total Value of Securities	$4,226,328,105	$76,243,056	$4,302,571,161

During the period ended Feb. 28, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period on Dec. 1, 2017.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended Feb. 28, 2018, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Feb. 28, 2018 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-021 [2/18] 4/18 (462829)     7

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: